Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring Costs [Abstract]
Accrual for Restructuring Charges	Table 22.1 provides details on our restructuring charges.
Table 22.1: Accruals for Restructuring Charges

(in millions)	Personnel costs	Facility closure costs	Other	Total
Beginning balance at January 1, 2020	$—	—	—	—
Restructuring charges	1,371	80	144	1,595
Payments and utilization	(105)	(80)	(100)	(285)
Changes in estimates (1)	(96)	—	—	(96)
Ending balance at December 31, 2020	$1,170	—	44	1,214
(1)Represents reduction of expense for changes in previously estimated amounts based on refinements of assumptions.